SCHEDULE OF RECONCILIATION EFFECTIVE TAX RATE TO THE STATUTORY FEDERAL RATE (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal rate	21.00%	21.00%	21.00%	21.00%
State income taxes net of federal income tax benefit and others	8.84%	8.84%	8.84%	8.84%
Permanent differences for tax purposes and others
Change in valuation allowance	(29.84%)	(29.84%)	(29.84%)	(29.84%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%